Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the SchwabPlan Retirement Savings and Investment Plan (the Plan), which describes the terms of the Plan as of December 31, 2025, provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan is a 401(k) salary deferral program sponsored by The Charles Schwab Corporation (CSC or the Company) and covers all eligible employees of CSC and participating affiliates. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Acquisition of Forge Global Holdings, Inc.

On March 2, 2026, the Company completed its acquisition of Forge Global Holdings, Inc. (Forge). As a result of the acquisition Forge became a wholly-owned subsidiary of CSC, and the Forge Global 401(k) Plan was terminated. Effective on the date of the acquisition, Forge employees became eligible to participate in the Plan in accordance with the plan participation guidelines described below. Active Forge employees could initiate a rollover of their Forge Global 401(k) Plan balance into the Plan by electing to participate in a group rollover, roll their balance over to an Individual Retirement Account or another qualified plan, or elect to receive a cash distribution, subject to applicable taxes. The Plan recorded rollovers of assets with an aggregate fair value of $16,326,237 in April 2026. Additionally, $171,278 of participant notes receivable were rolled into the Plan under the same terms and conditions recognized in the Forge Global 401(k) Plan.

401(k) Salary Deferral Program

Eligible employees may participate in the 401(k) salary deferral program upon their hire date. Employees who do not enroll are automatically enrolled at a pre-tax contribution rate of 6% and may change or stop contributions to the Plan at any time. Participants may elect to have up to 50% of their eligible compensation (generally defined as wages as reported on Form W-2) contributed directly to the Plan, not to exceed the limit on 401(k) deferrals under the Internal Revenue Code (IRC) ($23,500 in 2025). Such contributions may be matched by CSC’s contribution (Basic Match) equal to $250 on the first dollar contributed each year, and 100 percent of salary deferred, up to a maximum of 5% of eligible compensation. The Plan features an Annual Savings Adjustment Program that automatically increases current 401(k) contribution elections by 1% each year until the total contribution election reaches 15%. Eligible employees can choose to opt out at any time. The Plan also permits eligible participants who will reach age 50 or older before the end of the calendar year to make pre-tax or Roth 401(k) catch-up contributions up to 50 percent of their eligible compensation subject to the limit on catch-up contributions under section 414(v) of the IRC ($7,500 for ages 50-59 and 64 and $11,250 for ages 60-63 in 2025). Catch-up contributions are not eligible for the Basic Match. The Basic Match contribution was provided by CSC in 2025. The Basic Match allocation is based on the participant’s salary deferral contribution and eligible compensation.

Employees eligible to participate in the 401(k) salary deferral program are allowed to elect and make Roth 401(k) contributions, which are made on an after-tax basis, and/or after-tax employee contributions, which are contributions made after taxes are deducted from eligible compensation. Combined pre-tax contributions and Roth 401(k) after-tax contributions may not exceed the limit on 401(k) deferrals under the IRC. CSC may match Roth 401(k) contributions in the same manner as the pre-tax 401(k) Basic Match. Any of CSC’s Roth 401(k) match contributions are made on a pre-tax basis and will be taxable to the participant upon distribution from the Plan. After-tax employee contributions may not exceed the limit on total employee and employer contributions under the IRC (the lesser of 100% of an employee’s total compensation or $70,000 in 2025). Total employer and employee contributions under the IRC limit includes total 401(k) salary deferrals, employer contributions, after-tax employee contributions, and forfeitures, and excludes catch-up contributions. After-tax employee contributions are not eligible for the Basic Match. The Plan allows eligible employees to convert all or a portion of eligible pre-tax, matching, profit sharing, and/or after-tax employee contributions balances to Roth savings while leaving the money in their Plan account through an in-plan Roth rollover.

At the discretion of CSC, an additional contribution (Profit Contribution) based on CSC’s performance may also be made. CSC’s Profit Contribution, if any, is made in full or by installments in the subsequent year, at the Board of Directors’ discretion. A participant must be an eligible employee on the last workday of the year to receive a Profit Contribution for that Plan year, have compensation not exceeding a dollar amount specified by the Board of Directors, and have completed a minimum number of hours of service (at least 1,000 hours) specified by the Board of Directors. If a participant terminates employment during the year due to death, retirement, or disability as defined in the Plan, the participant is eligible to receive the Profit Contribution for that Plan year, if made. The Profit Contribution allocation, if made, is based on eligible compensation while an employee during the Plan year. No Profit Contribution was made by CSC in 2025.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant account is credited with the participant’s contribution, the Basic Match, the Profit Contribution, if any, and Plan earnings. The benefit to which a participant is entitled is the benefit that can be accumulated from the participant’s vested account.

Investment Options

Participants have the option of investing in the index mutual funds according to an investment strategy developed through third-party personalized advice or on their own. The managed account service integrates independent, third-party advice from Morningstar Investment Management, LLC, and personal factors, such as participants’ current 401(k) plan account balance, savings rate, and expected retirement age to create a personalized investment strategy.

As of December 31, 2025, participants had 16 core investment options, which included mutual funds that cover stocks and bonds, common collective trusts, common stock funds of CSC, and a cash and cash equivalent money market fund.

The Plan also offers a self-directed brokerage account investment alternative called Schwab Personal Choice Retirement Account® (PCRA), which offers participants additional investment choices beyond the core investment options. Participants are responsible for paying trading fees and commissions, when applicable, in their PCRAs. PCRA investments are regulated by ERISA and Plan policies. Participants may choose to invest all or part of their Plan balance in a PCRA.

Participants may invest their 401(k) contributions or rebalance their accounts in any or all of these options in increments of one percent.

Participant Notes Receivable

Participants may borrow a minimum of $1,000 up to a maximum of the lower of: 50 percent of their 401(k) account balances, or $50,000 reduced by their highest outstanding loan balance for the preceding 12 months. Loan terms may not exceed 5 years (or 15 years for the purchase of a primary residence). A loan is secured by the balance in the participant’s account and bears interest at a rate equal to the prime rate at the time the loan application is made, plus one percent. Principal and interest are paid ratably through payroll deductions. Loan payoffs can be made with no prepayment penalties.

Vesting

Participants are immediately vested in their 401(k) contributions, rollovers, Basic Match, and investment earnings on these amounts. Vesting of the discretionary Profit Contribution is dependent upon the participants’ number of years of service: 1 Year of Service – 0%; 2 Years of Service – 25%; 3 Years of Service – 50%; and 4 Years of Service or more – 100%. A year of service is defined as a calendar year during which the participant has completed at least 1,000 hours of service.

Distributions

A participant is entitled to receive a distribution of the vested portion of their account upon termination of employment for any reason, including death, disability, or retirement. If a terminated participant’s vested balance does not exceed $1,000, distribution will only be paid to the participant in a lump-sum upon termination with no option to postpone payment. For vested amounts of $1,000 or more participants may elect different distribution options as defined by the Plan document. Distributions are also available in the event of certain defined events constituting financial hardship and upon meeting specific criteria. Once distributed to the participant, the hardship distribution cannot be deposited back into the participant’s account. The Plan also allows a terminating participant to receive a distribution in-kind to a brokerage account with Charles Schwab & Co., Inc. (CS&Co), an indirect wholly-owned subsidiary of CSC, for certain mutual fund shares instead of cash, and permits a terminating participant to elect to receive, in cash or in-kind, the value of their account in the Plan that had been invested in CSC’s common stock through investment in CSC’s unitized stock funds.

Forfeitures

Participants forfeit any nonvested portion of any discretionary Profit Contribution upon termination of employment for any reason other than death, disability, or retirement. Retirement is defined as the earlier of age 55 with ten years of service or age 65 (age 50 with seven years of service for participants who were participating in the Plan as of December 31, 2008). The forfeited amount may be restored if the participant is rehired, depending upon the circumstances. Participants must also forfeit any Basic Match made in error. Forfeitures of any discretionary Profit Contributions or Basic Match arising during the Plan year are generally used to reduce the amount of the employer contribution for that year. During 2025, the forfeiture amounts used to reduce the employer contribution were not material.

Administrative Expenses

The Plan document provides for payment of professional fees and other administrative expenses by the Plan, but permits such expenses to be paid by CSC and its subsidiaries.

Termination of the Plan

CSC has the right under the Plan document to discontinue its contributions at any time or to terminate the Plan, subject to the provisions of ERISA. CSC has not expressed any intent to terminate the Plan. In the event that the Plan is terminated, affected participants’ account balances will become fully vested and account balances shall be paid in accordance with the Plan terms.

Current Regulatory Developments

In April 2024, the U.S. Department of Labor adopted a final rule to significantly broaden the definition of “fiduciary” under ERISA. Among other requirements, the rule, in conjunction with associated prohibited transaction exemptions (PTEs), subjects broker-dealers who provide non-discretionary investment advice to retirement plans and accounts to a “best interest” standard. The rule was scheduled to take effect September 23, 2024, with a one-year transition period for certain PTE provisions. In July 2024, in two separate industry lawsuits seeking to vacate the rule, federal district court judges stayed effectiveness of the rule pending resolution of litigation. The stay was appealed by the Department of Labor in late 2024, and in November 2025 the Department of Labor formally withdrew its appeal and the stay remains in place. In March 2026, federal district courts reached final resolutions on pending litigation and formally vacated the U.S. Department of Labor’s April 2024 final rule to broaden the definition of “fiduciary” under the Employee Retirement Income Security Act of 1974. Following the courts’ ruling, the U.S. Department of Labor’s Employee Benefits Security Administration removed the rule from the Code of Federal Regulations.